EQUITY INVESTMENTS - Interest income and foreign exchange impact (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Difference between the carrying value of the investment and the underlying equity in the net assets	$ 299	$ 1,109